Due From/(To) Related Parties (Details) - USD ($)	Oct. 30, 2026	Mar. 16, 2026	Dec. 25, 2025	Jan. 24, 2025
Ms Jianping Niu [Member]
Due From/(To) Related Parties (Details) [Line Items]
Issuance of shares		3,000
Right to collect subscription proceeds (in Dollars)				$ 30
Mr Huabei Zhu [Member]
Due From/(To) Related Parties (Details) [Line Items]
Issuance of shares	2,800	2,800
Right to collect subscription proceeds (in Dollars)				$ 28
Ms. Jianping Niu and Mr. Huabei Zhu [Member]
Due From/(To) Related Parties (Details) [Line Items]
Issuance of shares	5,800	5,800
Guangzhou Sanyi Network [Member]
Due From/(To) Related Parties (Details) [Line Items]
Related parties equity interest percent.			40.00%
Common Class B [Member] | Ms Jianping Niu [Member]
Due From/(To) Related Parties (Details) [Line Items]
Issuance of shares				300,000
Common Class B [Member] | Mr Huabei Zhu [Member]
Due From/(To) Related Parties (Details) [Line Items]
Issuance of shares				280,000
Common Class B [Member] | Ms. Jianping Niu and Mr. Huabei Zhu [Member]
Due From/(To) Related Parties (Details) [Line Items]
Issuance of shares				580,000
Share price (in Dollars per share)		$ 0.01		$ 0.0001
Common Class B [Member] | Ms. Jianping Niu and Mr. Huabei Zhu [Member] | Subsequent Event [Member]
Due From/(To) Related Parties (Details) [Line Items]
Share price (in Dollars per share)	$ 0.01